INCOME TAXES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deferred income tax asset
Net operation loss carryforwards	$ 5,860,409	$ 3,237,960
Book to tax differences in intangible assets		0
Total deferred income tax asset	5,860,409	3,237,960
Less: valuation allowance	(5,860,409)	(3,237,960)
Total deferred income tax asset	$ 0	$ 0